UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS COMMON STOCK — 92.4%

	Shares	Value
ARGENTINA — 1.9%
MercadoLibre	2,505	$198,947

AUSTRALIA — 1.5%
CSL	4,825	162,680

BRAZIL — 6.5%
BM&F Bovespa	59,700	350,995
Cielo	4,751	132,435
Hypermarcas *	12,350	93,469
Natura Cosmeticos	4,825	109,210

		686,109

CHINA — 3.6%
New Oriental Education & Technology Group ADR *	2,100	268,233
Tingyi (Cayman Islands) Holding	36,150	112,253

		380,486

DENMARK — 1.1%
Novozymes, Cl B	725	118,474

HONG KONG — 3.0%
Hong Kong Exchanges and Clearing	3,750	77,421
Li & Fung	141,450	235,224

		312,645

MEXICO — 2.1%
Wal-Mart de Mexico	81,325	224,624

NETHERLANDS — 2.6%
ASML Holding ADR	7,800	278,070

PORTUGAL — 1.8%
Jeronimo Martins SGPS	9,500	186,150

SOUTH AFRICA — 4.7%
Naspers, Cl N	9,275	497,411

SWITZERLAND — 6.8%
ABB ADR	6,250	149,625
Kuehne & Nagel International	2,265	317,693
SGS	132	257,593

		724,911

UNITED KINGDOM — 3.5%
ARM Holdings	38,450	368,661

UNITED STATES — 53.3%
Allergan	2,625	213,439
Amazon.com *	2,495	555,187

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
UNITED STATES — (continued)
Apple *	780	$304,574
Charles Schwab	13,775	205,661
FMC Technologies *	4,275	194,940
Google, Cl A *	800	482,952
IntercontinentalExchange *	1,675	206,527
Intuitive Surgical *	870	348,479
Las Vegas Sands *	4,750	224,105
National Oilwell Varco	6,500	523,705
NIKE, Cl B	2,825	254,674
Praxair	2,350	243,554
QUALCOMM	8,800	482,064
Salesforce.com *	3,275	473,925
Schlumberger	4,980	450,043
Visa, Cl A	5,550	474,747

		5,638,576

TOTAL COMMON STOCK (Cost $8,388,368)		9,777,744

LOW EXERCISE PRICE OPTION WARRANTS (A) — 5.5%
INDIA — 5.5%
Hero Honda Motors. expires 10/08/14 ††	3,400	136,599
ITC Ltd. expires 01/30/12 †	3,900	18,287
ITC Ltd. expires 09/29/14 ††	52,100	244,297
Larsen and Toubro. expires 09/24/13 †	1,500	58,254
Larsen and Toubro. expires 11/04/14 ††	3,250	126,217

TOTAL LOW EXERCISE PRICE OPTION WARRANTS (Cost $483,520)		583,654

TOTAL INVESTMENTS — 97.9% (Cost $8,871,888)‡		$10,361,398

Percentages are based on Net Assets of $10,580,216.

*	Non-income producing security.

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2011, the value of these securities amounted to $583,654, representing 5.5% of Net Assets.

†	Security issued by J.P. Morgan International Derivatives Ltd.

††	Security issued by J.P. Morgan Chase Bank N.A.

ADR	— American Depositary Receipt

Cl	— Class

Ltd.	— Limited

‡	At July 31, 2011, the tax basis cost of the Fund’s investments was $8,871,888, and the unrealized appreciation and depreciation were $1,874,410 and $(384,900), respectively.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,777,744	$—	$—	$9,777,744
Low Exercise Price Option Warrants	—	583,654	—	583,654

Total Investments in Securities	$9,777,744	$583,654	$—	$10,361,398

During the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 investments.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.
SAN-QH-001-0300

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: September 28, 2011